Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Floating Rate High Income Portfolio
March 31, 2023
VIPFHI-NPRT1-0523
1.9859335.108
Bank Loan Obligations - 88.5%
	Principal Amount (a)	Value ($)
Aerospace - 0.9%
ADS Tactical, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.750% 10.5903% 3/19/26 (b)(c)(d)	315,000	289,800
Gemini HDPE LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 7.83% 12/31/27 (b)(c)(d)	146,553	145,851
TransDigm, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1483% 8/24/28 (b)(c)(d)	1,735,212	1,728,705
Tranche H 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1483% 2/14/27 (b)(c)(d)	124,688	124,404
TOTAL AEROSPACE		2,288,760
Air Transportation - 1.6%
AAdvantage Loyalty IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5577% 4/20/28 (b)(c)(d)	780,000	790,943
Air Canada Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3694% 8/11/28 (b)(c)(d)	278,600	277,469
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.407% 4/8/26 (b)(c)(d)	251,409	245,169
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.407% 4/4/26 (b)(c)(d)	135,166	131,811
Echo Global Logistics, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5903% 11/23/28 (b)(c)(d)(e)	402,975	388,105
Mileage Plus Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 10.2126% 7/2/27 (b)(c)(d)	484,500	502,126
Rand Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1273% 2/9/30 (b)(c)(d)	115,000	107,848
SkyMiles IP Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5577% 10/20/27 (b)(c)(d)	470,250	486,652
STG Logistics, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.826% 3/24/28 (b)(c)(d)(e)	252,450	243,614
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5677% 4/21/28 (b)(c)(d)	945,700	937,425
TOTAL AIR TRANSPORTATION		4,111,162
Automotive & Auto Parts - 1.4%
American Trailer World Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.657% 3/5/28 (b)(c)(d)	454,171	394,371
Clarios Global LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 4/30/26 (b)(c)(d)	386,501	383,602
CWGS Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.22% 6/3/28 (b)(c)(d)	751,811	691,102
Driven Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7614% 11/17/28 (b)(c)(d)	103,950	101,741
Les Schwab Tire Centers Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0636% 11/2/27 (b)(c)(d)	460,610	455,718
PECF USS Intermediate Holding III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 12/17/28 (b)(c)(d)	513,764	430,730
Power Stop LLC 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5903% 1/26/29 (b)(c)(d)	415,518	293,634
Rough Country LLC:
2LN, term loan 3 month U.S. LIBOR + 6.500% 11.3403% 7/28/29 (b)(c)(d)	100,000	89,167
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3403% 7/28/28 (b)(c)(d)	108,958	101,331
RVR Dealership Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.5535% 2/8/28 (b)(c)(d)	143,430	121,557
Truck Hero, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 1/29/28 (b)(c)(d)	504,870	447,037
TOTAL AUTOMOTIVE & AUTO PARTS		3,509,990
Banks & Thrifts - 0.8%
Citadel Securities LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.4215% 2/27/28 (b)(c)(d)	764,955	756,832
Deerfield Dakota Holding LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.557% 4/9/27 (b)(c)(d)	416,953	403,056
LHS Borrower LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.657% 2/18/29 (b)(c)(d)	105,758	85,770
Novae LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 9.6963% 12/22/28 (b)(c)(d)	391,050	335,001
Superannuation & Investments U.S. LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 12/1/28 (b)(c)(d)	143,188	142,221
Walker & Dunlop, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.250% 7.157% 12/16/28 (b)(c)(d)	148,125	144,792
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.907% 12/16/28 (b)(c)(d)	105,000	103,425
TOTAL BANKS & THRIFTS		1,971,097
Broadcasting - 1.8%
AppLovin Corp.:
Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 7.5928% 10/25/28 (b)(c)(d)	147,928	146,941
Tranche B, term loan CME Term SOFR 1 Month Index + 3.350% 8.157% 8/15/25 (b)(c)(d)	582,244	579,816
Diamond Sports Group LLC:
1LN, term loan CME Term SOFR 1 Month Index + 8.000% 12.7755% 5/25/26 (b)(c)(d)	198,680	185,953
2LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.0255% 8/24/26 (b)(c)(d)	1,616,944	86,232
Dotdash Meredith, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.7652% 12/1/28 (b)(c)(d)	770,918	693,826
Gray Television, Inc. Tranche D 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.662% 12/1/28 (b)(c)(d)	1,002,928	973,472
Nexstar Broadcasting, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 9/19/26 (b)(c)(d)	351,322	350,092
Sinclair Television Group, Inc. Tranche B4 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 8.657% 4/21/29 (b)(c)(d)	367,050	333,098
Univision Communications, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 1/31/29 (b)(c)(d)	1,351,659	1,323,788
Tranche C 5LN, term loan 3 month U.S. LIBOR + 2.750% 7.5903% 3/15/24 (b)(c)(d)	71,418	71,316
TOTAL BROADCASTING		4,744,534
Building Materials - 2.9%
Acproducts Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4091% 5/17/28 (b)(c)(d)	853,463	675,123
APi Group DE, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.500% 4.8403% 10/1/26 (b)(c)(d)	397,522	397,025
1 month U.S. LIBOR + 2.750% 7.5903% 1/3/29 (b)(c)(d)	295,753	295,383
Beacon Roofing Supply, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.0903% 5/19/28 (b)(c)(d)	41,145	40,854
DiversiTech Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 12/22/28 (b)(c)(d)	198,171	186,590
Foley Products Co. LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.750% 9.7983% 12/29/28 (b)(c)(d)	235,558	232,514
Hunter Douglas, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.3733% 2/25/29 (b)(c)(d)	1,885,750	1,688,086
Ingersoll-Rand Services Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.4676% 2/28/27 (b)(c)(d)	344,350	342,845
Installed Building Products, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.0903% 12/14/28 (b)(c)(d)	167,875	166,965
Oscar AcquisitionCo LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.4983% 4/29/29 (b)(c)(d)	706,450	679,372
Smyrna Ready Mix LLC Tranche B 1lN, term loan CME Term SOFR 1 Month Index + 4.250% 9.157% 4/1/29 (b)(c)(d)	413,234	410,135
Specialty Building Products Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0953% 10/15/28 (b)(c)(d)	198,000	185,185
SRS Distribution, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.3403% 6/4/28 (b)(c)(d)	832,325	802,153
CME TERM SOFR 3 MONTH INDEX + 3.250% 8.157% 6/2/28 (b)(c)(d)	237,600	228,631
Standard Industries, Inc./New Jersey Tranche B 1LN, term loan 6 month U.S. LIBOR + 2.250% 7.1155% 9/22/28 (b)(c)(d)	222,851	221,403
Traverse Midstream Partners Ll Tranche B, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 8.7264% 2/16/28 (b)(c)(d)	266,201	261,322
USIC Holdings, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 5/14/28 (b)(c)(d)	256,100	247,349
White Capital Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.557% 10/19/27 (b)(c)(d)	378,712	373,861
TOTAL BUILDING MATERIALS		7,434,796
Cable/Satellite TV - 1.9%
Charter Communication Operating LLC Tranche B2 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.557% 2/1/27 (b)(c)(d)	1,312,482	1,298,740
Coral-U.S. Co.-Borrower LLC Tranche B, term loan 1 month U.S. LIBOR + 2.250% 6.9344% 1/31/28 (b)(c)(d)	985,000	952,810
CSC Holdings LLC Tranche B6 LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3271% 1/18/28 (b)(c)(d)	1,393,266	1,286,681
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.8403% 8/2/27 (b)(c)(d)	463,916	445,517
LCPR Loan Financing LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4344% 9/25/28 (b)(c)(d)	155,000	152,579
Virgin Media Bristol LLC:
Tranche N, term loan 1 month U.S. LIBOR + 2.500% 7.1844% 1/31/28 (b)(c)(d)	568,534	558,300
Tranche Y 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1128% 3/6/31 (b)(c)(d)	270,000	265,950
TOTAL CABLE/SATELLITE TV		4,960,577
Capital Goods - 0.8%
Ali Group North America Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.9215% 7/22/29 (b)(c)(d)	387,000	380,808
Chart Industries, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5934% 12/8/29 (b)(c)(d)	375,000	373,594
CPM Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 8.250% 12.912% 11/15/26 (b)(c)(d)	67,828	66,726
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.162% 11/15/25 (b)(c)(d)	277,673	276,354
Griffon Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.5478% 1/24/29 (b)(c)(d)	375,150	372,336
MHI Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 9.8403% 9/20/26 (b)(c)(d)	250,261	249,793
TNT Crane & Rigging LLC 2LN, term loan 3 month U.S. LIBOR + 8.750% 13.5039% 4/16/25 (b)(c)(d)(e)	39,592	37,466
Vertical U.S. Newco, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.500% 8.6023% 7/31/27 (b)(c)(d)	220,246	214,257
TOTAL CAPITAL GOODS		1,971,334
Chemicals - 2.8%
ARC Falcon I, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 9/30/28 (b)(c)(d)	524,050	471,729
Aruba Investment Holdings LLC:
2LN, term loan 1 month U.S. LIBOR + 7.750% 12.5903% 11/24/28 (b)(c)(d)	410,000	366,950
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 11/24/27 (b)(c)(d)	333,940	325,033
Avient Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.926% 8/29/29 (b)(c)(d)	119,644	119,682
Bakelite U.S. Holding Ltd. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 9.0483% 5/27/29 (b)(c)(d)	337,450	320,578
Consolidated Energy Finance SA:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.1349% 5/7/25 (b)(c)(d)(e)	260,363	252,552
Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.3403% 5/7/25 (b)(c)(d)	339,850	335,744
Discovery Purchaser Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.370% 8.9625% 10/4/29 (b)(c)(d)	593,513	561,119
Groupe Solmax, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9091% 5/27/28 (b)(c)(d)	334,570	296,931
Herens U.S. Holdco Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 7/3/28 (b)(c)(d)	216,177	199,798
Hexion Holdings Corp. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.4536% 3/15/29 (b)(c)(d)	650,088	579,800
Hexion, Inc. 2LN, term loan CME Term SOFR 1 Month Index + 7.000% 12.2967% 2/9/30 (b)(c)(d)	170,000	140,109
ICP Group Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9099% 12/29/27 (b)(c)(d)	147,791	112,025
INEOS U.S. Finance LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/10/30 (c)(d)(f)	160,000	158,942
INEOS U.S. Petrochem LLC:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.657% 3/1/30 (b)(c)(d)	170,000	169,363
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.5903% 1/20/26 (b)(c)(d)	539,234	532,763
Koppers, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/10/30 (c)(d)(e)(f)	400,000	391,000
Manchester Acquisition Sub LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.8063% 12/1/26 (b)(c)(d)	251,188	209,323
Messer Industries U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.2299% 3/1/26 (b)(c)(d)	124,085	123,658
Olympus Water U.S. Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 11/9/28 (b)(c)(d)	513,500	485,324
Oxea Corp. Tranche B2, term loan 3 month U.S. LIBOR + 3.250% 8% 10/11/24 (b)(c)(d)	579	561
Starfruit U.S. Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 3/3/28 (c)(d)(f)	215,000	214,194
Tranche B, term loan 1 month U.S. LIBOR + 2.750% 7.526% 10/1/25 (b)(c)(d)	472,785	468,393
The Chemours Co. LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 6.657% 4/3/25 (b)(c)(d)	462,152	459,070
TOTAL CHEMICALS		7,294,641
Consumer Products - 2.4%
19Th Holdings Golf LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.7984% 2/7/29 (b)(c)(d)	650,088	602,956
Aip Rd Buyer Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.057% 12/22/28 (b)(c)(d)	386,100	368,243
BCPE Empire Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.8403% 6/11/26 (b)(c)(d)	578,998	567,962
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 6/11/26 (b)(c)(d)	237,000	231,864
Bombardier Recreational Products, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.000% 6.6349% 5/23/27 (b)(c)(d)	122,475	118,878
CME Term SOFR 1 Month Index + 3.000% 8.307% 5/23/27 (b)(c)(d)	443,888	441,113
CNT Holdings I Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.1254% 11/8/27 (b)(c)(d)	509,600	500,427
Diamond BC BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.5748% 9/29/28 (b)(c)(d)	320,938	319,484
Gloves Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 1/6/28 (b)(c)(d)	117,900	108,763
Knowlton Development Corp., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 12/21/25 (b)(c)(d)	388,006	374,748
Kronos Acquisition Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.7034% 12/22/26 (b)(c)(d)	679,125	651,206
Mattress Firm, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.250% 9.39% 9/24/28 (b)(c)(d)	512,709	477,588
Petco Health & Wellness Co., Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 8.0918% 3/4/28 (b)(c)(d)	197,192	193,495
Runner Buyer, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.4534% 10/20/28 (b)(c)(d)	336,600	248,754
Sweetwater Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.125% 8/5/28 (b)(c)(d)	390,559	369,078
TGP Holdings III LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0753% 6/29/28 (b)(c)(d)	309,020	243,601
TKC Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.3403% 5/14/28 (b)(c)(d)	0	0
Woof Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5293% 12/21/27 (b)(c)(d)	294,000	280,770
TOTAL CONSUMER PRODUCTS		6,098,930
Containers - 1.8%
AOT Packaging Products AcquisitionCo LLC 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 3/3/28 (b)(c)(d)	467,203	455,439
Berlin Packaging, LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.95% 3/11/28 (b)(c)(d)	196,001	189,876
1 month U.S. LIBOR + 3.750% 8.4232% 3/11/28 (b)(c)(d)	664,875	653,599
Berry Global, Inc. Tranche Z 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5097% 7/1/26 (b)(c)(d)	592,459	589,870
Canister International Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.750% 9.657% 12/21/26 (b)(c)(d)	121,250	121,023
Charter NEX U.S., Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.6715% 12/1/27 (b)(c)(d)	333,311	328,624
Graham Packaging Co., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 8/4/27 (b)(c)(d)	432,031	427,442
Kloeckner Pentaplast of America, Inc. Tranche B 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.750% 10.1293% 2/9/26 (b)(c)(d)	191,100	175,176
Pregis TopCo Corp. 1LN, term loan:
3 month U.S. LIBOR + 3.750% 8.5903% 8/1/26 (b)(c)(d)	98,500	95,607
3 month U.S. LIBOR + 4.000% 8.6715% 7/31/26 (b)(c)(d)	241,875	235,465
Reynolds Consumer Products LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 1.750% 6.657% 1/30/27 (b)(c)(d)	589,908	584,746
Reynolds Group Holdings, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.8849% 2/5/26 (b)(c)(d)	187,473	186,506
1 month U.S. LIBOR + 3.250% 8.0903% 9/24/28 (b)(c)(d)	320,125	315,233
Ring Container Technologies Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 8/12/28 (b)(c)(d)	266,625	264,959
TOTAL CONTAINERS		4,623,565
Diversified Financial Services - 2.0%
ACNR Holdings, Inc. term loan 20.8219% 9/16/25 (b)(d)(e)	19,521	19,619
AlixPartners LLP Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.6087% 2/4/28 (b)(c)(d)	245,000	243,851
AVSC Holding Corp. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 5.500% 10.3061% 10/15/26 (b)(c)(d)	371,078	359,282
BCP Renaissance Parent LLC Tranche B3 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.3983% 10/31/26 (b)(c)(d)	89,245	88,331
Broadstreet Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 1/27/27 (b)(c)(d)	221,625	216,778
Eagle 4 Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.4091% 7/12/28 (b)(c)(d)	143,149	141,216
Finco I LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 6/27/25 (b)(c)(d)	92,105	92,029
Focus Financial Partners LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.307% 6/24/28 (b)(c)(d)	393,185	386,445
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.057% 6/30/28 (b)(c)(d)	228,850	226,243
GT Polaris, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5753% 9/24/27 (b)(c)(d)	122,194	114,251
HarbourVest Partners LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.0797% 3/1/25 (b)(c)(d)	413,962	412,927
Hightower Holding LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.8153% 4/21/28 (b)(c)(d)	360,127	339,420
Nexus Buyer LLC:
2LN, term loan 1 month U.S. LIBOR + 6.250% 11.0903% 11/5/29 (b)(c)(d)	335,000	293,125
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 11/8/26 (b)(c)(d)	261,620	236,018
RCS Capital Corp. 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 3/8/30 (c)(d)(f)	125,000	122,735
TransUnion LLC:
Tranche B5 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 11/16/26 (b)(c)(d)	166,520	165,093
Tranche B6 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.0903% 12/1/28 (b)(c)(d)	595,768	590,305
UFC Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.57% 4/29/26 (b)(c)(d)	267,046	265,334
WH Borrower LLC Tranche B 1LN, term loan:
CME Term SOFR 1 Month Index + 5.500% 10.1576% 2/9/27 (b)(c)(d)	476,400	462,108
CME Term SOFR 1 Month Index + 5.500% 10.1595% 2/15/27 (b)(c)(d)	250,000	243,750
TOTAL DIVERSIFIED FINANCIAL SERVICES		5,018,860
Diversified Media - 0.8%
Advantage Sales & Marketing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.2884% 10/28/27 (b)(c)(d)	343,721	293,881
Allen Media LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.500% 10.5483% 2/10/27 (b)(c)(d)	969,842	838,914
Terrier Media Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.6591% 12/17/26 (b)(c)(d)	1,072,827	945,161
TOTAL DIVERSIFIED MEDIA		2,077,956
Energy - 2.8%
Apro LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.758% 11/14/26 (b)(c)(d)	290,487	283,951
Array Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.1721% 10/14/27 (b)(c)(d)	578,788	566,489
BW Gas & Convenience Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 3/17/28 (b)(c)(d)	176,850	172,429
CQP Holdco LP / BIP-V Chinook Holdco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.6591% 6/4/28 (b)(c)(d)	1,371,391	1,359,227
Delek U.S. Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 11/19/29 (b)(c)(d)	608,475	591,931
EG America LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.7299% 2/6/25 (b)(c)(d)	403,903	385,222
EG Finco Ltd. Tranche B, term loan 3 month U.S. LIBOR + 4.000% 9.1511% 2/6/25 (b)(c)(d)	371,543	354,359
Esdec Solar Group BV Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.750% 9.9596% 8/27/28 (b)(c)(d)	383,875	378,117
GIP II Blue Holding LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 9.6591% 9/29/28 (b)(c)(d)	1,139,077	1,130,534
GIP III Stetson I LP Tranche B, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 7/18/25 (b)(c)(d)	489,321	486,263
Natgasoline LLC Tranche B, term loan 1 month U.S. LIBOR + 3.500% 8.375% 11/14/25 (b)(c)(d)	307,469	302,857
Par Petroleum LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.2405% 2/14/30 (b)(c)(d)	185,000	181,300
RelaDyne, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.7765% 12/23/28 (b)(c)(d)	165,000	159,431
Rockwood Service Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 1/23/27 (b)(c)(d)	295,338	293,214
WaterBridge Operating LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.750% 10.5677% 6/21/26 (b)(c)(d)	230,339	225,984
Win Waste Innovations Holdings Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.6715% 3/25/28 (b)(c)(d)	265,275	250,727
TOTAL ENERGY		7,122,035
Entertainment/Film - 0.2%
AP Core Holdings II LLC:
Tranche B1 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.3403% 9/1/27 (b)(c)(d)	339,030	329,425
Tranche B2 1LN, term loan 1 month U.S. LIBOR + 5.500% 10.3403% 9/1/27 (b)(c)(d)	195,000	189,476
TOTAL ENTERTAINMENT/FILM		518,901
Environmental - 0.7%
Clean Harbors, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.8403% 10/8/28 (b)(c)(d)	345,625	346,748
Covanta Holding Corp.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1176% 11/30/28 (b)(c)(d)	326,959	325,187
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.307% 11/30/28 (b)(c)(d)	24,739	24,605
Madison IAQ LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.3023% 6/21/28 (b)(c)(d)	633,713	602,027
The Brickman Group, Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 7.947% 4/14/29 (b)(c)(d)	421,813	410,917
WTG Holdings III Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.125% 4/1/28 (b)(c)(d)	112,988	112,234
TOTAL ENVIRONMENTAL		1,821,718
Food & Drug Retail - 0.4%
Cardenas Merger Sub, LLC 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 6.750% 11.7483% 8/1/29 (b)(c)(d)	203,975	201,170
Froneri U.S., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.4091% 1/29/27 (b)(c)(d)	387,214	381,181
JP Intermediate B LLC Tranche B, term loan 3 month U.S. LIBOR + 5.500% 10.3253% 11/20/25 (b)(c)(d)	321,639	186,551
Primary Products Finance LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.7428% 4/1/29 (b)(c)(d)	248,125	243,917
TOTAL FOOD & DRUG RETAIL		1,012,819
Food/Beverage/Tobacco - 1.4%
8th Avenue Food & Provisions, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 10/1/25 (b)(c)(d)	118,821	104,247
Bengal Debt Merger Sub LLC:
1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.250% 8.2483% 1/24/29 (b)(c)(d)	669,938	587,495
2LN, term loan CME TERM SOFR 3 MONTH INDEX + 6.000% 10.9983% 1/24/30 (b)(c)(d)	170,000	126,791
Chobani LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.4215% 10/23/27 (b)(c)(d)	446,313	441,850
Del Monte Foods, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.1092% 5/16/29 (b)(c)(d)	917,995	891,988
Shearer's Foods, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 9/23/27 (b)(c)(d)	447,597	436,407
Triton Water Holdings, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 3/31/28 (b)(c)(d)	889,164	794,690
U.S. Foods, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.6349% 9/13/26 (b)(c)(d)	102,916	102,305
TOTAL FOOD/BEVERAGE/TOBACCO		3,485,773
Gaming - 4.3%
Bally's Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9586% 10/1/28 (b)(c)(d)	409,041	389,689
Caesars Entertainment, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.157% 1/26/30 (b)(c)(d)	2,370,000	2,354,856
Churchill Downs, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.85% 3/17/28 (b)(c)(d)	294,000	291,795
Fertitta Entertainment LLC NV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.807% 1/27/29 (b)(c)(d)	2,912,752	2,862,769
Flutter Financing B.V. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.4099% 7/4/28 (b)(c)(d)	757,152	756,168
Golden Entertainment, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.86% 10/20/24 (b)(c)(d)	660,572	658,920
GVC Holdings Gibraltar Ltd.:
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.4368% 10/31/29 (b)(c)(d)	89,775	89,832
Tranche B4 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4368% 3/16/27 (b)(c)(d)	196,500	195,812
J&J Ventures Gaming LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 4/26/28 (b)(c)(d)	325,050	313,810
PCI Gaming Authority 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 5/29/26 (b)(c)(d)	303,389	302,801
Scientific Games Corp. 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.9603% 4/14/29 (b)(c)(d)	645,125	639,209
Scientific Games Holdings LP term loan CME TERM SOFR 3 MONTH INDEX + 3.500% 8.1028% 4/4/29 (b)(c)(d)	636,800	626,751
Stars Group Holdings BV Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 7.4091% 7/21/26 (b)(c)(d)	467,498	466,624
Station Casinos LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.1% 2/7/27 (b)(c)(d)	969,749	960,487
TOTAL GAMING		10,909,523
Healthcare - 5.2%
Accelerated Health Systems LLC Tranche B1 LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 9.2983% 2/15/29 (b)(c)(d)	337,450	245,734
AHP Health Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 8/24/28 (b)(c)(d)	251,919	246,881
Avantor Funding, Inc. Tranche B5 1LN, term loan 1 month U.S. LIBOR + 2.250% 7.0903% 11/6/27 (b)(c)(d)	405,609	404,785
Charlotte Buyer, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.250% 10.097% 2/12/28 (b)(c)(d)	184,538	175,888
Da Vinci Purchaser Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.9534% 12/13/26 (b)(c)(d)	534,134	503,758
Elanco Animal Health, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.412% 8/1/27 (b)(c)(d)	876,942	856,588
Electron BidCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 11/1/28 (b)(c)(d)	262,350	258,134
Embecta Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7914% 3/31/29 (b)(c)(d)	382,983	376,760
Gainwell Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9983% 10/1/27 (b)(c)(d)	1,596,777	1,520,930
HAH Group Holding Co. LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 10/29/27 (c)(d)(f)	140,000	136,034
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5625% 3/15/28 (b)(c)(d)	421,992	420,937
ICU Medical, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.5483% 1/6/29 (b)(c)(d)	282,150	278,096
Insulet Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.1715% 5/4/28 (b)(c)(d)	751,799	749,687
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 5/5/28 (b)(c)(d)	1,014,703	1,009,842
Maravai Intermediate Holdings LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 3.000% 7.633% 10/19/27 (b)(c)(d)	360,575	358,322
MED ParentCo LP:
1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 8/31/26 (b)(c)(d)	275,260	240,646
2LN, term loan 1 month U.S. LIBOR + 8.250% 13.0903% 8/30/27 (b)(c)(d)	180,000	137,160
Mozart Borrower LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 10/23/28 (b)(c)(d)	692,764	674,690
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 8% 6/2/28 (b)(c)(d)	742,454	741,214
Packaging Coordinators Midco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 11/30/27 (b)(c)(d)	225,400	219,887
Pathway Vet Alliance LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.5903% 3/31/27 (b)(c)(d)	713,674	624,066
Perrigo Investments LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.157% 4/20/29 (b)(c)(d)	253,088	250,873
Phoenix Newco, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.8849% 11/15/28 (b)(c)(d)	960,300	948,056
Pluto Acquisition I, Inc. term loan 6 month U.S. LIBOR + 4.000% 8.9534% 6/20/26 (b)(c)(d)	344,023	241,962
PRA Health Sciences, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 2.250% 7.6599% 7/3/28 (b)(c)(d)	341,162	340,026
Surgery Center Holdings, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.46% 8/31/26 (b)(c)(d)	257,621	255,748
U.S. Anesthesia Partners, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 8.912% 10/1/28 (b)(c)(d)	613,225	590,229
U.S. Radiology Specialists, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.250% 9.8849% 12/15/27 (b)(c)(d)	339,391	318,010
Upstream Newco, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.4099% 11/20/26 (b)(c)(d)	111,641	87,545
TOTAL HEALTHCARE		13,212,488
Homebuilders/Real Estate - 1.0%
Breakwater Energy Tranche B 1LN, term loan 11% 9/1/26 (b)(d)(e)	558,469	530,546
DTZ U.S. Borrower LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.750% 7.5903% 8/21/25 (b)(c)(d)	341,303	332,173
CME Term SOFR 1 Month Index + 3.250% 8.157% 1/24/30 (b)(c)(d)	430,504	414,360
Fluidra Finco SL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.907% 1/27/29 (b)(c)(d)	404,875	398,077
Lightstone Holdco LLC:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.557% 1/30/27 (b)(c)(d)	407,837	348,292
Tranche C 1LN, term loan CME Term SOFR 1 Month Index + 5.750% 10.557% 1/30/27 (b)(c)(d)	23,067	19,699
Ryan Specialty Group LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.907% 9/1/27 (b)(c)(d)	443,772	442,107
TOTAL HOMEBUILDERS/REAL ESTATE		2,485,254
Hotels - 2.3%
ASP LS Acquisition Corp. Tranche B 1LN, term loan 6 month U.S. LIBOR + 4.500% 9.6591% 4/30/28 (b)(c)(d)	394,000	333,635
Carnival Finance LLC Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 8.0903% 10/18/28 (b)(c)(d)	1,175,241	1,146,224
Four Seasons Hotels Ltd. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.157% 11/30/29 (b)(c)(d)	625,410	624,716
Hilton Grand Vacations Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 8/2/28 (b)(c)(d)	1,659,668	1,657,178
Marriott Ownership Resorts, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 8/31/25 (b)(c)(d)	635,145	631,175
Oravel Stays Singapore Pte Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.250% 13.27% 6/23/26 (b)(c)(d)	176,850	151,502
Playa Resorts Holding BV Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9934% 1/5/29 (b)(c)(d)	279,300	277,292
Travelport Finance Luxembourg SARL 1LN, term loan:
3 month U.S. LIBOR + 6.750% 11.4799% 5/30/26 (b)(c)(d)	455,692	257,466
3 month U.S. LIBOR + 8.750% 13.4799% 2/28/25 (b)(c)(d)	451,193	461,629
Wyndham Hotels & Resorts, Inc. Tranche B, term loan 3 month U.S. LIBOR + 1.750% 6.5903% 5/30/25 (b)(c)(d)	317,668	317,271
TOTAL HOTELS		5,858,088
Insurance - 5.0%
Acrisure LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.3403% 2/13/27 (b)(c)(d)	1,605,768	1,550,899
1 month U.S. LIBOR + 4.250% 9.0903% 2/15/27 (b)(c)(d)	514,755	503,013
CME Term SOFR 1 Month Index + 5.750% 10.4473% 2/15/27 (b)(c)(d)	478,800	474,012
Alliant Holdings Intermediate LLC:
Tranche B3 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.2793% 11/12/27 (b)(c)(d)	492,500	486,157
Tranche B5 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.347% 11/5/27 (b)(c)(d)	404,923	399,631
AmWINS Group, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 2.250% 7.0903% 2/19/28 (b)(c)(d)	538,834	531,668
CME Term SOFR 1 Month Index + 2.750% 7.657% 2/19/28 (b)(c)(d)	169,575	168,515
Amynta Agency Borrower, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.9905% 2/28/28 (b)(c)(d)	270,000	258,458
AssuredPartners, Inc.:
1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.307% 2/13/27 (b)(c)(d)	257,400	254,183
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.3403% 2/13/27 (b)(c)(d)	14,738	14,539
1 month U.S. LIBOR + 3.500% 8.3403% 2/13/27 (b)(c)(d)	362,813	358,822
Asurion LLC:
Tranche B11 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.157% 8/19/28 (b)(c)(d)	140,000	129,457
Tranche B3 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.0903% 1/31/28 (b)(c)(d)	835,000	692,215
Tranche B4 2LN, term loan 1 month U.S. LIBOR + 5.250% 10.0903% 1/20/29 (b)(c)(d)	1,390,000	1,142,580
Tranche B8 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 12/23/26 (b)(c)(d)	1,478,290	1,367,951
Tranche B9 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 7/31/27 (b)(c)(d)	563,991	516,052
HUB International Ltd.:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.0577% 4/25/25 (b)(c)(d)	381,101	379,809
CME Term SOFR 1 Month Index + 4.000% 8.7279% 11/10/29 (b)(c)(d)	209,475	208,612
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.8177% 4/25/25 (b)(c)(d)	2,117,033	2,108,290
USI, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.250% 8.4091% 12/2/26 (b)(c)(d)	460,684	459,532
CME Term SOFR 1 Month Index + 3.750% 8.6483% 11/22/29 (b)(c)(d)	903,733	899,377
TOTAL INSURANCE		12,903,772
Leisure - 2.0%
Alterra Mountain Co. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 8/17/28 (b)(c)(d)	126,449	125,817
City Football Group Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.7793% 7/21/28 (b)(c)(d)	797,657	758,771
Crown Finance U.S., Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 10.000% 14.8399% 9/9/23 (b)(c)(d)	285,112	288,448
Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 3.9997% 2/28/25 (b)(c)(d)	514,179	75,137
Delta 2 SARL Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.057% 1/15/30 (b)(c)(d)	765,000	765,321
Equinox Holdings, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.7299% 9/8/24 (b)(c)(d)	115,000	80,931
Tranche B-1, term loan 3 month U.S. LIBOR + 3.000% 8.1591% 3/8/24 (b)(c)(d)	596,178	538,647
Herschend Entertainment Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.625% 8/27/28 (b)(c)(d)	142,825	141,635
Lids Holdings, Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.500% 10.3929% 12/14/26 (b)(c)(d)(e)	307,969	287,951
MajorDrive Holdings IV LLC 1LN, term loan 3 month U.S. LIBOR + 4.000% 9% 5/12/28 (b)(c)(d)	141,191	133,602
PlayPower, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 12% 5/10/26 (b)(c)(d)	222,764	161,504
SeaWorld Parks & Entertainment, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.875% 8/25/28 (b)(c)(d)	221,625	220,517
SP PF Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.3403% 12/21/25 (b)(c)(d)	221,307	134,554
Topgolf Callaway Brands Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2595% 3/9/30 (b)(c)(d)	670,000	665,082
United PF Holdings LLC:
1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 12/30/26 (b)(c)(d)	822,186	666,998
2LN, term loan 3 month U.S. LIBOR + 8.500% 13.2299% 12/30/27 (b)(c)(d)	100,000	74,250
Tranche B 1LN, term loan 1 month U.S. LIBOR + 8.500% 13.2299% 12/30/26 (b)(c)(d)(e)	82,875	71,273
TOTAL LEISURE		5,190,438
Metals/Mining - 0.1%
U.S. Silica Co. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 3/17/30 (c)(d)(f)	280,000	271,832
Paper - 0.7%
Ahlstrom-Munksjo OYJ 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.4799% 2/4/28 (b)(c)(d)	264,647	257,536
Clydesdale Acquisition Holdings, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.170% 9.082% 4/13/29 (b)(c)(d)	1,627,700	1,587,414
TOTAL PAPER		1,844,950
Publishing/Printing - 0.6%
Harland Clarke Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 7.750% 12.6715% 6/16/26 (b)(c)(d)	346,276	286,398
Tranche B 7LN, term loan 3 month U.S. LIBOR + 4.750% 9.5903% 11/3/23 (b)(c)(d)	40,140	38,673
Learning Care Group (U.S.) No 2, Inc. Tranche B 1LN, term loan:
1 month U.S. LIBOR + 8.500% 13.3746% 3/13/25 (b)(c)(d)	204,225	201,417
3 month U.S. LIBOR + 3.250% 8.0677% 3/13/25 (b)(c)(d)	258,102	252,488
MJH Healthcare Holdings LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 1/28/29 (b)(c)(d)	386,100	375,965
RLG Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 7/8/28 (b)(c)(d)	202,438	194,795
Scripps (E.W.) Co. Tranche B, term loan 1 month U.S. LIBOR + 2.000% 6.9215% 10/2/24 (b)(c)(d)	236,250	234,360
TOTAL PUBLISHING/PRINTING		1,584,096
Railroad - 0.9%
AIT Worldwide Logistics Holdings, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.4514% 4/6/28 (b)(c)(d)	349,675	336,852
Echo Global Logistics, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 11/23/28 (b)(c)(d)	381,001	368,481
Einstein Merger Sub, Inc. 2LN, term loan 3 month U.S. LIBOR + 7.000% 11.8512% 11/23/29 (b)(c)(d)(e)	175,000	174,125
First Student Bidco, Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 7.7264% 7/21/28 (b)(c)(d)	306,528	292,900
Tranche C 1LN, term loan 3 month U.S. LIBOR + 3.000% 7.7264% 7/21/28 (b)(c)(d)	114,583	109,489
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 6.9983% 12/30/26 (b)(c)(d)	463,255	459,540
Worldwide Express, Inc. 1LN, term loan 1 month U.S. LIBOR + 4.000% 9.1599% 7/22/28 (b)(c)(d)	555,235	536,668
TOTAL RAILROAD		2,278,055
Restaurants - 1.2%
Burger King Worldwide, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 11/19/26 (b)(c)(d)	483,750	478,511
Dave & Buster's, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.9375% 6/29/29 (b)(c)(d)	248,750	248,335
Flynn Restaurant Group LP Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.250% 9.0903% 11/22/28 (b)(c)(d)	128,375	124,395
Pacific Bells LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.500% 9.6599% 10/20/28 (b)(c)(d)	450,057	432,055
PFC Acquisition Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 6.500% 11.3403% 3/1/26 (b)(c)(d)	360,000	324,000
Restaurant Technologies, Inc. Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 9.1483% 4/1/29 (b)(c)(d)	507,437	500,820
Whatabrands LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 8/3/28 (b)(c)(d)	875,789	865,332
TOTAL RESTAURANTS		2,973,448
Services - 9.5%
ABG Intermediate Holdings 2 LLC:
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.000% 10.907% 12/20/29 (b)(c)(d)	180,000	165,600
Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 12/21/28 (b)(c)(d)	1,280,611	1,259,264
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 9.4067% 12/21/28 (b)(c)(d)	741,790	732,147
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 12/21/28 (b)(c)(d)(g)	243,210	240,048
Adtalem Global Education, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 8/12/28 (b)(c)(d)	157,395	157,150
AEA International Holdings Luxembourg SARL Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9375% 9/7/28 (b)(c)(d)	158,000	156,815
All-Star Bidco AB:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9534% 11/16/28 (b)(c)(d)	133,313	132,313
Tranche B1 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.4534% 11/16/28 (b)(c)(d)	429,216	423,048
Allied Universal Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.657% 5/14/28 (b)(c)(d)	735,467	697,252
APX Group, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.2545% 7/9/28 (b)(c)(d)	547,676	544,154
Aramark Services, Inc.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 4/6/28 (b)(c)(d)	90,000	89,578
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 3/11/25 (b)(c)(d)	184,497	183,805
Tranche B-4 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 1/15/27 (b)(c)(d)	116,563	115,033
Ascend Learning LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.407% 12/10/28 (b)(c)(d)	1,004,327	925,237
Asurion LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 8.907% 8/19/28 (b)(c)(d)	1,462,075	1,346,030
Avis Budget Group, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 3/16/29 (b)(c)(d)	202,950	202,317
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 9.07% 6/21/24 (b)(c)(d)	1,260,025	1,172,088
Cast & Crew Payroll LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.500% 8.3403% 2/7/26 (b)(c)(d)	681,863	680,158
CME Term SOFR 1 Month Index + 3.750% 8.557% 12/30/28 (b)(c)(d)	330,813	329,297
CHG Healthcare Services, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 9/30/28 (b)(c)(d)	157,328	155,632
Congruex Group LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.576% 5/3/29 (b)(c)(d)(e)	372,188	360,091
CoreLogic, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.375% 6/2/28 (b)(c)(d)	897,429	763,138
EAB Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3403% 8/16/28 (b)(c)(d)	207,375	202,346
Element Materials Technology Group:
Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 9.2483% 6/24/29 (b)(c)(d)	153,563	151,451
Tranche DD 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 9.2483% 6/24/29 (b)(c)(d)	70,875	69,900
EmployBridge LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.4969% 7/19/28 (b)(c)(d)	541,750	450,557
Ensemble RCM LLC 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.526% 8/1/26 (b)(c)(d)	361,875	361,332
Filtration Group Corp.:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 10/21/28 (b)(c)(d)	261,025	256,783
Tranche B, term loan 3 month U.S. LIBOR + 3.000% 7.6349% 3/29/25 (b)(c)(d)	322,961	321,699
Finastra U.S.A., Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 12.0753% 6/13/25 (b)(c)(d)	235,000	187,786
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3253% 6/13/24 (b)(c)(d)	951,587	887,269
Flexera Software LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 3/3/28 (b)(c)(d)	169,212	166,674
Franchise Group, Inc. Tranche B 1LN, term loan:
3 month U.S. LIBOR + 4.750% 9.5625% 3/10/26 (b)(c)(d)	640,004	618,403
CME TERM SOFR 3 MONTH INDEX + 4.750% 9.6971% 3/10/26 (b)(c)(d)	195,000	188,419
Galaxy U.S. Opco, Inc. 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.557% 4/29/29 (b)(c)(d)	407,950	360,016
Gateway Merger Sub 2021, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.250% 10.0828% 6/30/28 (b)(c)(d)	157,600	151,690
GEMS MENASA Cayman Ltd. Tranche B 1LN, term loan 6 month U.S. LIBOR + 5.000% 9.9534% 7/30/26 (b)(c)(d)	263,537	263,207
Greeneden U.S. Holdings II LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 12/1/27 (b)(c)(d)	403,384	396,764
Indy U.S. Bidco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 3/5/28 (b)(c)(d)	200,915	168,896
Ion Trading Finance Ltd. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.9091% 3/26/28 (b)(c)(d)	786,000	738,353
KNS Acquisitions, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 6.250% 11.1715% 4/21/27 (b)(c)(d)	237,986	207,990
KUEHG Corp. Tranche B, term loan 1 month U.S. LIBOR + 3.750% 8.9091% 2/21/25 (b)(c)(d)	706,447	692,615
Maverick Purchaser Sub LLC:
Tranche B 1LN, term loan:
1 month U.S. LIBOR + 4.000% 8.8403% 1/23/27 (b)(c)(d)	458,250	449,085
CME Term SOFR 1 Month Index + 4.000% 8.9061% 2/16/29 (b)(c)(d)	640,163	624,427
Tranche B 2LN, term loan 1 month U.S. LIBOR + 8.750% 13.5903% 1/31/28 (b)(c)(d)	290,000	265,713
Neptune BidCo U.S., Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.735% 4/11/29 (b)(c)(d)	1,330,000	1,193,675
Pilot Travel Centers LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.907% 8/4/28 (b)(c)(d)	638,625	635,962
PowerTeam Services LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.6591% 3/6/25 (b)(c)(d)	349,071	294,591
Sabert Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.375% 12/10/26 (b)(c)(d)	382,274	380,362
Sedgwick Claims Management Services, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.557% 2/24/28 (b)(c)(d)	165,000	162,697
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8.9857% 3/4/28 (b)(c)(d)	1,485,113	1,241,658
SuperMoose Borrower LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 8/29/25 (b)(c)(d)	279,554	242,046
Uber Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.7205% 3/3/30 (b)(c)(d)	578,550	576,924
Vaco Holdings LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 10.0483% 1/21/29 (b)(c)(d)	261,688	256,454
WMB Holdings, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.157% 11/3/29 (b)(c)(d)	220,225	219,606
TOTAL SERVICES		24,215,545
Specialty Retailing - 0.1%
New SK Holdco Sub LLC 1LN, term loan CME Term SOFR 1 Month Index + 8.350% 13.1062% 6/30/27 (b)(c)(d)	311,776	253,060
Steel - 0.1%
JMC Steel Group, Inc. 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.0177% 1/24/27 (b)(c)(d)	383,844	378,566
Super Retail - 4.4%
Academy Ltd. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.412% 11/6/27 (b)(c)(d)	351,711	350,614
At Home Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.0039% 7/24/28 (b)(c)(d)	430,282	333,959
Bass Pro Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 3/5/28 (b)(c)(d)	7,358,760	7,253,006
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.4484% 2/3/27 (b)(c)(d)	245,000	245,306
Empire Today LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 5.000% 9.7086% 4/1/28 (b)(c)(d)	536,804	415,642
Hanesbrands, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.557% 3/8/30 (b)(c)(d)	190,000	189,050
Harbor Freight Tools U.S.A., Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.5903% 10/19/27 (b)(c)(d)	259,586	250,955
LBM Acquisition LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 12/18/27 (b)(c)(d)	303,948	285,474
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 4/15/28 (b)(c)(d)	665,631	609,432
Red Ventures LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.807% 3/3/30 (b)(c)(d)	375,964	372,204
RH:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 10/20/28 (b)(c)(d)	669,800	625,258
Tranche B2 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.157% 10/20/28 (b)(c)(d)	497,500	466,874
TOTAL SUPER RETAIL		11,397,774
Technology - 16.2%
A&V Holdings Midco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.370% 10.5341% 3/10/27 (b)(c)(d)	217,139	212,525
Acuris Finance U.S., Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.000% 9.0483% 2/16/28 (b)(c)(d)	270,573	260,540
Alliance Laundry Systems LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3059% 10/8/27 (b)(c)(d)	200,489	198,390
Anastasia Parent LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.9091% 8/10/25 (b)(c)(d)	955,000	752,063
Applied Systems, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3983% 9/19/26 (b)(c)(d)	325,000	324,071
Aptean, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.157% 4/23/26 (b)(c)(d)	374,474	358,184
Arches Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.157% 12/4/27 (b)(c)(d)	377,210	354,498
Athenahealth Group, Inc.:
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.2592% 2/15/29 (b)(c)(d)	1,842,272	1,722,524
Tranche DD 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 2/15/29 (b)(c)(d)(g)	226,319	211,608
AZZ, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 8.9676% 5/13/29 (b)(c)(d)	372,475	371,853
Byju's Alpha, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 8.000% 12.9281% 11/24/26 (b)(c)(d)	438,921	355,662
Camelot Finance SA:
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 10/31/26 (b)(c)(d)	624,914	623,158
Tranche B, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 10/31/26 (b)(c)(d)	636,862	635,003
Central Parent, Inc. 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 4.250% 9.1483% 7/6/29 (b)(c)(d)	1,241,888	1,236,398
Ceridian HCM Holding, Inc. Tranche B, term loan 1 month U.S. LIBOR + 2.500% 7.3403% 4/30/25 (b)(c)(d)	413,942	410,424
Coherent Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.6715% 7/1/29 (b)(c)(d)	1,041,729	1,030,009
CommScope, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 4/4/26 (b)(c)(d)	973,813	934,860
ConnectWise LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.3403% 9/30/28 (b)(c)(d)	681,375	656,505
Constant Contact, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8059% 2/10/28 (b)(c)(d)	305,724	288,398
DCert Buyer, Inc.:
1LN, term loan 3 month U.S. LIBOR + 4.000% 8.6956% 10/16/26 (b)(c)(d)	941,058	919,593
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.6956% 2/19/29 (b)(c)(d)	595,000	547,400
DG Investment Intermediate Holdings, Inc.:
2LN, term loan 1 month U.S. LIBOR + 6.750% 11.5903% 3/31/29 (b)(c)(d)	60,000	52,450
Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.557% 3/31/28 (b)(c)(d)	260,371	252,380
ECL Entertainment LLC 1LN, term loan 1 month U.S. LIBOR + 7.500% 12.4215% 4/30/28 (b)(c)(d)	196,500	194,659
Entegris, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.62% 7/6/29 (b)(c)(d)	820,000	819,656
Eos U.S. Finco LLC 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 6.000% 10.6042% 10/6/29 (b)(c)(d)	250,000	245,833
Epicor Software Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 7/31/27 (b)(c)(d)	582,180	570,798
Gen Digital, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.000% 6.907% 9/12/29 (b)(c)(d)	1,817,660	1,797,211
Global IID Parent LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.6591% 12/16/28 (b)(c)(d)	158,000	148,520
Go Daddy Operating Co. LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 6.8403% 8/10/27 (b)(c)(d)	121,563	121,056
GoDaddy, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.250% 8.057% 10/21/29 (b)(c)(d)	465,785	464,914
Hunter U.S. Bidco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.250% 9.4091% 8/19/28 (b)(c)(d)	486,156	475,218
Icon Luxembourg Sarl Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 2.250% 7.4099% 7/3/28 (b)(c)(d)	1,287,819	1,283,530
Imprivata, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.3849% 12/1/27 (b)(c)(d)	284,200	276,740
Maxar Technologies, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.250% 9.157% 6/9/29 (b)(c)(d)	104,213	104,156
McAfee Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.5152% 3/1/29 (b)(c)(d)	695,454	651,988
MH Sub I LLC:
1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 9/15/24 (b)(c)(d)	1,044,745	1,025,814
Tranche B 2LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.057% 2/23/29 (b)(c)(d)	225,000	205,499
Tranche B, term loan 3 month U.S. LIBOR + 3.750% 8.5903% 9/15/24 (b)(c)(d)	557,103	546,830
MKS Instruments, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.750% 7.6092% 8/17/29 (b)(c)(d)	701,475	696,796
Motus Group LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 12/10/28 (b)(c)(d)	133,650	125,297
NAVEX TopCo, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.89% 9/5/25 (b)(c)(d)	155,804	154,960
Open Text Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.157% 8/25/29 (b)(c)(d)	1,023,849	1,019,795
Osmosis Debt Merger Sub, Inc. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.000% 8.4835% 7/30/28 (b)(c)(d)	398,934	383,727
Park Place Technologies LLC 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.907% 11/10/27 (b)(c)(d)	658,408	629,958
Peraton Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 2/1/28 (b)(c)(d)	2,311,035	2,277,340
Polaris Newco LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1591% 6/2/28 (b)(c)(d)	1,227,201	1,116,410
Project Boost Purchaser LLC 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 5/30/26 (b)(c)(d)	418,409	412,396
Proofpoint, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.0903% 8/31/28 (b)(c)(d)	848,168	827,668
Rackspace Technology Global, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 7.595% 2/15/28 (b)(c)(d)	767,348	409,227
RealPage, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.8403% 4/22/28 (b)(c)(d)	856,039	828,885
Red Planet Borrower LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 9/30/28 (b)(c)(d)	285,378	199,408
Renaissance Holdings Corp.:
1LN, term loan CME Term SOFR 1 Month Index + 4.750% 3/16/30 (c)(d)(f)	815,000	791,438
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.0903% 5/31/25 (b)(c)(d)	486,303	472,244
Tranche B 2LN, term loan 1 month U.S. LIBOR + 7.000% 11.8403% 5/31/26 (b)(c)(d)	115,000	112,166
Roper Industrial Products Investment Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.500% 9.3983% 11/22/29 (b)(c)(d)	190,000	188,303
Sophia LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 8.6591% 10/7/27 (b)(c)(d)	567,015	559,576
Sovos Compliance LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.500% 9.3403% 8/11/28 (b)(c)(d)	78,596	74,273
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 4/16/25 (b)(c)(d)	213,451	212,711
Tranche B 4LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 4/16/25 (b)(c)(d)	189,285	188,628
Tranche B 5LN, term loan 1 month U.S. LIBOR + 1.750% 6.5903% 4/16/25 (b)(c)(d)	816,101	813,555
STG-Fairway Holdings LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.5903% 1/31/27 (b)(c)(d)	180,416	179,177
Tempo Acquisition LLC 1LN, term loan U.S. Secured Overnight Fin. Rate (SOFR) Index + 3.000% 7.807% 8/31/28 (b)(c)(d)	890,532	888,680
TTM Technologies, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.500% 7.173% 9/28/24 (b)(c)(d)	279,427	278,611
UKG, Inc. 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5753% 5/4/26 (b)(c)(d)	789,221	775,315
Ultimate Software Group, Inc.:
1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0319% 5/3/26 (b)(c)(d)	1,402,663	1,364,749
2LN, term loan 3 month U.S. LIBOR + 5.250% 10.0319% 5/3/27 (b)(c)(d)	600,000	573,300
Ust Global, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.4821% 11/19/28 (b)(c)(d)	227,125	224,665
Veritas U.S., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 9.8403% 9/1/25 (b)(c)(d)	428,903	324,358
Verscend Holding Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 8/27/25 (b)(c)(d)	521,825	520,630
VFH Parent LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 3.000% 7.8592% 1/13/29 (b)(c)(d)	361,350	347,460
Virgin Pulse, Inc.:
2LN, term loan 1 month U.S. LIBOR + 7.250% 12.0903% 4/6/29 (b)(c)(d)	115,000	85,100
Tranche B 1LN, term loan 1 month U.S. LIBOR + 4.000% 8.8403% 4/6/28 (b)(c)(d)	274,133	224,619
VM Consolidated, Inc. Tranche B 1LN, term loan 6 month U.S. LIBOR + 3.250% 8.1715% 3/27/28 (b)(c)(d)	450,973	450,035
VS Buyer LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.000% 7.6997% 2/28/27 (b)(c)(d)	252,200	249,257
Weber-Stephen Products LLC Tranche B 1LN, term loan:
1 month U.S. LIBOR + 3.250% 7.8849% 10/30/27 (b)(c)(d)	204,362	175,055
CME Term SOFR 1 Month Index + 4.250% 9.157% 10/30/27 (b)(c)(d)	118,800	101,970
Zelis Payments Buyer, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 2/1/28 (b)(c)(d)	537,189	534,170
TOTAL TECHNOLOGY		41,432,830
Telecommunications - 4.8%
Altice Financing SA Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 5.000% 9.5656% 10/31/27 (b)(c)(d)	472,796	466,886
Altice France SA Tranche B14 1LN, term loan CME Term SOFR 1 Month Index + 5.500% 10.1703% 8/31/28 (b)(c)(d)	1,700,000	1,615,000
Aventiv Technologies LLC Tranche B, term loan:
3 month U.S. LIBOR + 4.500% 9.6591% 11/1/24 (b)(c)(d)	476,965	337,753
3 month U.S. LIBOR + 8.250% 13.0753% 11/1/25 (b)(c)(d)	685,000	370,756
Cablevision Lightpath LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 7.9344% 11/30/27 (b)(c)(d)	126,497	124,942
Ciena Corp. Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 2.500% 7.1911% 1/12/30 (b)(c)(d)	135,000	134,748
Connect U.S. Finco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.14% 12/12/26 (b)(c)(d)	242,500	240,681
Consolidated Communications, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.375% 10/2/27 (b)(c)(d)	318,651	250,380
Crown Subsea Communications Holding, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 5.250% 10.0296% 4/27/27 (b)(c)(d)	355,000	349,231
Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 4.750% 9.5297% 4/27/27 (b)(c)(d)	140,240	137,961
Frontier Communications Holdings LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 8.625% 5/1/28 (b)(c)(d)	1,351,640	1,280,112
GTT Communications BV 1LN, term loan:
NULL 11.907% 1/3/28 (b)(d)	116,673	93,572
NULL 13.9983% 6/3/28 (b)(d)	91,667	47,056
Intelsat Jackson Holdings SA 1LN, term loan CME TERM SOFR 6 MONTH INDEX + 4.250% 9.0817% 2/1/29 (b)(c)(d)	2,636,363	2,603,409
Level 3 Financing, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 1.750% 6.6715% 3/1/27 (b)(c)(d)	246,166	206,984
Northwest Fiber LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.6207% 4/30/27 (b)(c)(d)	634,642	612,829
Patagonia Holdco LLC Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.750% 10.4734% 8/1/29 (b)(c)(d)	520,147	427,821
Radiate Holdco LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 9/25/26 (b)(c)(d)	926,812	755,018
SBA Senior Finance II, LLC Tranche B, term loan 1 month U.S. LIBOR + 1.750% 6.6% 4/11/25 (b)(c)(d)	451,316	450,707
Windstream Services LLC Tranche B 1LN, term loan CME Term SOFR 1 Month Index + 6.250% 11.157% 9/21/27 (b)(c)(d)	488,861	442,420
Zayo Group Holdings, Inc. 1LN, term loan:
1 month U.S. LIBOR + 3.000% 7.8403% 3/9/27 (b)(c)(d)	1,260,347	1,020,452
CME Term SOFR 1 Month Index + 4.250% 9.057% 3/9/27 (b)(c)(d)	584,100	458,811
TOTAL TELECOMMUNICATIONS		12,427,529
Textiles/Apparel - 0.7%
Crocs, Inc. Tranche B1 LN, term loan CME Term SOFR 1 Month Index + 3.500% 8.407% 2/17/29 (b)(c)(d)	1,211,250	1,205,957
Jo-Ann Stores LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.750% 9.5719% 7/7/28 (b)(c)(d)	231,623	126,350
Tory Burch LLC Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 8.3403% 4/16/28 (b)(c)(d)	403,753	374,735
Victoria's Secret & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 8.2357% 8/2/28 (b)(c)(d)	196,800	194,340
TOTAL TEXTILES/APPAREL		1,901,382
Transportation Ex Air/Rail - 0.1%
ASP LS Acquisition Corp. 2LN, term loan 6 month U.S. LIBOR + 7.500% 12.6591% 5/7/29 (b)(c)(d)(e)	230,000	146,050
Utilities - 1.9%
Brookfield WEC Holdings, Inc.:
1LN, term loan CME Term SOFR 1 Month Index + 3.750% 8.3676% 8/1/25 (b)(c)(d)	164,175	163,682
Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.5903% 8/1/25 (b)(c)(d)	1,409,316	1,400,184
ExGen Renewables IV, LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 7.46% 12/15/27 (b)(c)(d)	170,658	169,591
Granite Generation LLC 1LN, term loan 1 month U.S. LIBOR + 3.750% 8.5903% 11/1/26 (b)(c)(d)	131,666	123,561
Limetree Bay Terminals LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 9.1599% 2/15/24 (b)(c)(d)	216,098	172,068
Luxembourg Investment Co. 428 SARL Tranche B 1LN, term loan CME TERM SOFR 3 MONTH INDEX + 5.000% 10.0483% 1/3/29 (b)(c)(d)	329,136	262,486
Osmose Utilities Services, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.250% 8.0903% 6/23/28 (b)(c)(d)	325,050	311,398
PG&E Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.875% 6/23/25 (b)(c)(d)	607,813	605,156
Pike Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.000% 7.85% 1/21/28 (b)(c)(d)	239,726	237,628
Vertiv Group Corp. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.750% 7.4194% 3/2/27 (b)(c)(d)	839,637	820,955
Vistra Operations Co. LLC Tranche B 3LN, term loan 1 month U.S. LIBOR + 1.750% 6.564% 12/31/25 (b)(c)(d)	639,515	635,442
TOTAL UTILITIES		4,902,151
TOTAL BANK LOAN OBLIGATIONS (Cost $237,757,811)		226,634,279

Nonconvertible Bonds - 3.8%
	Principal Amount (a)	Value ($)
Aerospace - 0.2%
TransDigm, Inc.:
6.25% 3/15/26 (h)	500,000	500,455
8% 12/15/25 (h)	40,000	40,750
TOTAL AEROSPACE		541,205
Air Transportation - 0.1%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. 5.5% 4/20/26 (h)	105,000	103,332
Delta Air Lines, Inc. / SkyMiles IP Ltd. 4.5% 10/20/25 (h)	64,167	63,088
TOTAL AIR TRANSPORTATION		166,420
Automotive & Auto Parts - 0.6%
Rivian Holdco & Rivian LLC & Rivian Automotive LLC 6 month U.S. LIBOR + 5.620% 10.1636% 10/15/26 (b)(c)(h)	1,535,000	1,514,078
Broadcasting - 0.2%
DISH Network Corp. 11.75% 11/15/27 (h)	415,000	402,550
Univision Communications, Inc. 6.625% 6/1/27 (h)	105,000	99,561
TOTAL BROADCASTING		502,111
Cable/Satellite TV - 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (h)	170,000	156,825
5.375% 6/1/29 (h)	330,000	303,023
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3 month U.S. LIBOR + 1.650% 6.4636% 2/1/24 (b)(c)	250,000	250,964
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (h)	189,000	147,893
TOTAL CABLE/SATELLITE TV		858,705
Capital Goods - 0.0%
Chart Industries, Inc. 7.5% 1/1/30 (h)	35,000	36,163
Chemicals - 0.0%
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc. 5% 12/31/26 (h)	5,000	4,573
Containers - 0.1%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 4.125% 8/15/26 (h)	260,000	242,450
Energy - 0.1%
Citgo Petroleum Corp.:
6.375% 6/15/26 (h)	45,000	43,875
7% 6/15/25 (h)	130,000	128,258
New Fortress Energy, Inc.:
6.5% 9/30/26 (h)	90,000	82,800
6.75% 9/15/25 (h)	45,000	43,313
TOTAL ENERGY		298,246
Gaming - 0.5%
Affinity Gaming LLC 6.875% 12/15/27 (h)	150,000	133,803
Caesars Entertainment, Inc. 7% 2/15/30 (h)	160,000	162,800
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. 4.625% 1/15/29 (h)	795,000	697,772
Golden Entertainment, Inc. 7.625% 4/15/26 (h)	145,000	146,233
VICI Properties LP / VICI Note Co.:
3.5% 2/15/25 (h)	30,000	28,431
4.25% 12/1/26 (h)	45,000	41,986
4.625% 12/1/29 (h)	25,000	22,758
TOTAL GAMING		1,233,783
Healthcare - 0.1%
Tenet Healthcare Corp. 4.625% 7/15/24	155,000	152,895
Homebuilders/Real Estate - 0.3%
MPT Operating Partnership LP/MPT Finance Corp. 5% 10/15/27	335,000	275,538
Uniti Group LP / Uniti Group Finance, Inc. 10.5% 2/15/28 (h)	400,000	388,000
TOTAL HOMEBUILDERS/REAL ESTATE		663,538
Insurance - 0.2%
Alliant Holdings Intermediate LLC 6.75% 4/15/28 (h)	355,000	351,006
Leisure - 0.1%
Royal Caribbean Cruises Ltd.:
8.25% 1/15/29 (h)	160,000	167,169
11.625% 8/15/27 (h)	105,000	112,722
TOTAL LEISURE		279,891
Paper - 0.0%
Ardagh Metal Packaging Finance U.S.A. LLC/Ardagh Metal Packaging Finance PLC 3.25% 9/1/28 (h)	80,000	69,281
Restaurants - 0.0%
CEC Entertainment LLC 6.75% 5/1/26 (h)	95,000	90,250
Services - 0.2%
Adtalem Global Education, Inc. 5.5% 3/1/28 (h)	97,000	92,029
Aramark Services, Inc. 6.375% 5/1/25 (h)	60,000	60,442
GEMS MENASA Cayman Ltd. 7.125% 7/31/26 (h)	115,000	111,572
PowerTeam Services LLC 9.033% 12/4/25 (h)	390,000	335,460
TOTAL SERVICES		599,503
Super Retail - 0.2%
EG Global Finance PLC:
6.75% 2/7/25 (h)	125,000	115,625
8.5% 10/30/25 (h)	250,000	234,005
TOTAL SUPER RETAIL		349,630
Technology - 0.1%
CommScope, Inc. 6% 3/1/26 (h)	125,000	120,638
Maxar Technologies, Inc. 7.75% 6/15/27 (h)	155,000	161,965
TOTAL TECHNOLOGY		282,603
Telecommunications - 0.5%
Altice Financing SA 5.75% 8/15/29 (h)	225,000	178,875
Altice France SA:
5.125% 1/15/29 (h)	170,000	129,545
5.125% 7/15/29 (h)	155,000	116,638
5.5% 1/15/28 (h)	95,000	76,713
Frontier Communications Holdings LLC 5% 5/1/28 (h)	100,000	86,776
Intelsat Jackson Holdings SA 6.5% 3/15/30 (h)	465,000	426,279
LCPR Senior Secured Financing DAC 6.75% 10/15/27 (h)	85,000	79,206
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc. 4.75% 4/30/27 (h)	15,000	12,815
Windstream Escrow LLC 7.75% 8/15/28 (h)	250,000	204,743
TOTAL TELECOMMUNICATIONS		1,311,590
Textiles/Apparel - 0.0%
Victoria's Secret & Co. 4.625% 7/15/29 (h)	80,000	64,819
TOTAL NONCONVERTIBLE BONDS (Cost $10,064,664)		9,612,740

Common Stocks - 1.0%
	Shares	Value ($)
Capital Goods - 0.0%
TNT Crane & Rigging LLC (e)(i)	5,338	47,668
TNT Crane & Rigging LLC warrants 10/31/25 (e)(i)	1,797	1,024
TOTAL CAPITAL GOODS		48,692
Diversified Financial Services - 0.1%
ACNR Holdings, Inc. (e)(i)	1,374	132,550
Lime Tree Bay Ltd. (e)(i)	38	1,081
TOTAL DIVERSIFIED FINANCIAL SERVICES		133,631
Energy - 0.8%
California Resources Corp.	19,196	739,046
California Resources Corp. warrants 10/27/24 (i)	885	7,523
Chesapeake Energy Corp.	11,625	883,965
Chesapeake Energy Corp. (i)(j)	103	7,832
Denbury, Inc. (i)	5,885	515,703
TOTAL ENERGY		2,154,069
Entertainment/Film - 0.0%
Cineworld Group PLC warrants 11/23/25 (i)	22,063	1
Restaurants - 0.1%
CEC Entertainment, Inc. (e)(i)	15,069	247,282
Super Retail - 0.0%
David's Bridal, Inc. rights (e)(i)	347	0
Telecommunications - 0.0%
GTT Communications, Inc. (e)	2,417	29,851
TOTAL COMMON STOCKS (Cost $1,176,446)		2,613,526

Nonconvertible Preferred Stocks - 0.2%
	Shares	Value ($)
Diversified Financial Services - 0.2%
ACNR Holdings, Inc. (e)(i) (Cost $98,250)	786	458,678

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
Banks & Thrifts - 0.2%
Bank of America Corp.:
5.2% (b)(k)	45,000	43,622
6.25% (b)(k)	260,000	253,825
JPMorgan Chase & Co. 6% (b)(k)	155,000	151,706
TOTAL BANKS & THRIFTS		449,153
Energy - 0.1%
Energy Transfer LP 3 month U.S. LIBOR + 4.020% 8.8916% (b)(c)(k)	430,000	382,440
TOTAL PREFERRED SECURITIES (Cost $849,314)		831,593

Other - 0.6%
	Shares	Value ($)
Other - 0.6%
Fidelity Private Credit Central Fund LLC (j)(l) (Cost $1,594,231)	160,214	1,586,123

Money Market Funds - 6.2%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (l) (Cost $15,835,918)	15,832,752	15,835,918

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $267,376,634)	257,572,857
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,423,991)
NET ASSETS - 100.0%	256,148,866

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(e)	Level 3 security
(f)	The coupon rate will be determined upon settlement of the loan after period end.
(g)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $469,529 and $451,656, respectively.

(h)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,933,343 or 3.5% of net assets.

(i)	Non-income producing
(j)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,593,955 or 0.6% of net assets.

(k)	Security is perpetual in nature with no stated maturity date.
(l)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Chesapeake Energy Corp.	2/10/21	975

Fidelity Private Credit Central Fund LLC	12/09/21 - 3/31/23	1,594,231

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	13,650,593	27,111,067	24,925,742	214,152	-	-	15,835,918	0.0%
Fidelity Private Credit Central Fund LLC	1,344,405	241,975	-	50,970	2,345	(2,602)	1,586,123	0.3%
Fidelity Securities Lending Cash Central Fund 4.87%	-	1,916,691	1,916,691	7	-	-	-	0.0%
Total	14,994,998	29,269,733	26,842,433	265,129	2,345	(2,602)	17,422,041

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Bank Loan Obligations, Nonconvertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Central Fund LLC is valued using NAV as a practical expedient in accordance with the specialized accounting guidance for investment companies.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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